Convertible Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Convertible Notes Payable
Convertible Notes Payable	PayeeNo.Effective DateDue DateFrom EffectiveFollowing MaturityConversion RateIssuing PurposeAs of 12/31/2021AdditionPaymentAs of 3/31/2022Accrued InterestCurrent Convertible Notes Payable:Stephen Chen#1.161/30/2016Payable on demand0.75%N/A$ 0.17 working capital114,026--114,0266,050Stephen Chen#2.163/18/2016Payable on demand0.65%N/A$ 0.19 working capital262,500--262,50010,298376,526--376,52616,348Ainos KY#12.214/27/20212/28/2023 (1) 1.85%N/A$ 0.20working capital15,000--15,000257Ainos KY#13.215/5/20212/28/2023 (1) 1.85%N/A$ 0.20working capital20,000--20,000335Ainos KY#14.215/25/20212/28/2023 (1) 1.85%N/A$ 0.20working capital30,000--30,000471Ainos KY#15.215/28/20212/28/2023 (1) 1.85%N/A$ 0.20working capital35,000--35,000545Ainos KY#16.216/9/20212/28/2023 (1) 1.85%N/A$ 0.20working capital300,000--300,0004,486Ainos KY#17.216/21/20212/28/2023 (1) 1.85%N/A$ 0.20working capital107,000--107,0001,535Ainos KY#18.217/2/20212/28/2023 (1) 1.85%N/A$ 0.20working capital54,000--54,000744Ainos KY#19.219/1/20212/28/2023 (1) 1.85%N/A$ 0.20working capital120,000--120,0001,289Ainos KY#20.219/28/20212/28/2023 (1) 1.85%N/A$ 0.20working capital300,000--300,0002,798Ainos KY#21.2111/10/20212/28/2023 (1) 1.85%N/A$ 0.20working capital50,000--50,000357Ainos KY#22.2111/25/20212/28/2023 (1) 1.85%N/A$ 0.20working capital450,000--450,0002,851Ainos KY#23.2111/29/20212/28/2023 (1) 1.85%N/A$ 0.20working capital300,000--300,0001,840Ainos KY#24.2112/29/20212/28/2023 (1) 1.85%N/A$ 0.20working capital1,219,000--1,219,0005,684 3,000,000--3,000,00023,192 Total convertible notes payable- related parties3,376,526--3,376,52639,540Non-Convertible Notes Payable:Stephen Chen#9.211/1/20214/14/20210.13%N/AN/Aworking capital129,405--129,405354Ainos KY#26.22 (2)3/4/20223/31/20231.85%N/AN/Aworking capital-800,000-800,0001,135Non-convertible notes payable-related party 129,405800,000-929,4051,489i2 China#8b.201/1/20201/1/20211.85%N/AN/Aconsulting fee84,000--84,0003,527 Non-Convertible Notes payable- non-related party84,000 84,0003,527 Total non-convertible notes payable213,405800,000-1,013,4055,016Total convertible and non-convertible3,589,931800,000-4,389,93144,556	PayeeNo.Effective DateDue DateFrom EffectiveFollowing MaturityConversionRateIssuing Purpose1/1/2021 AdditionPayment12/31/2021Accrued Interest Convertible notes payable:Stephen Chen#1.161/30/2016Payable on demand0.75%NA$ 0.17 working capital114,026114,0265,839Stephen Chen#2.163/18/2016Payable on demand0.65%NA$ 0.19 working capital262,500262,5009,878Stephen Chen#3.199120199/1/20201.85%10%$ 0.25 salary39,620(39,620)00Stephen Chen#4.19121201912/31/20201.61%10%$ 0.25 working capital14,879(14,879)00Stephen Chen#6.201120201/1/20211.85%10%$ 0.25 salary216,600(216,600)00Stephen Chen#7.201120201/2/20211.60%10%$ 0.25working capital23,366(23,366)00Stephen Chen#10.211120214/1/20211.85%1.85%$ 0.25salary59,025(59,025)00Stephen Chen#11.214120215/1/20211.85%10%$ 0.25salary10,000(10,000)00670,99169,025(363,490)376,52615,717Ainos KY#12.214/27/202110/27/20211.85%NA$ 0.20working capital15,00015,000189Ainos KY#13.215/5/202111/5/20211.85%NA$ 0.20working capital20,00020,000243Ainos KY#14.215/25/202111/25/20211.85%NA$ 0.20working capital30,00030,000335Ainos KY#15.215/28/202111/28/20211.85%NA$ 0.20working capital35,00035,000385Ainos KY#16.216/9/202112/9/20211.85%NA$ 0.20working capital300,000300,0003,117Ainos KY#17.216/21/202112/21/20211.85%NA$ 0.20working capital107,000107,0001,047Ainos KY#18.217/2/20211/2/20221.85%NA$ 0.20working capital54,00054,000498Ainos KY#19.219120213/1/20221.85%NA$ 0.20working capital120,000120,000742Ainos KY#20.219/28/20213/28/20221.85%NA$ 0.20working capital300,000300,0001,429Ainos KY#21.211110202151020221.85%NA$ 0.20working capital50,00050,000129Ainos KY#22.211125202111/25/20221.85%NA$ 0.20working capital450,000450,000798Ainos KY#23.2111/29/20215/29/20221.85%NA$ 0.20working capital300,000300,000471Ainos KY#24.21122920216/29/20221.85%NA$ 0.20working capital1,219,0001,219,00012403,000,00003,000,0009,507 Total convertible notes payable- related parties670,9913,069,025(363,490)3,376,52625,224i2 China#5.199/1/20199/1/20201.85%10%$ 0.25consulting fee16,000(16,000)00i2 China#8a.201/1/20201/1/20211.85%10%$ 0.25consulting fee48,000(48,000)00i2 China#11.211120204/1/20211.85%10%$ 0.25consulting fee37,000(37,000)00 Total convertible notes payable- non-related party64,00037,000(101,000)00Total Convertible notes payable734,9913,106,025(464,490)3,376,52625,224Notes payable:Stephen Chen#9.211/1/20214/14/20210.13%10%NAworking capital134,010145,395 (150,000)129,405312Notes payable-related party 134,010145,395 (150,000)129,405312i2 China#8b.201/1/20201/1/20211.85%10%NAconsulting fee84,00084,0003,137 Notes payable- non-related party84,0000 0 84,0003,137Total notes payable218,010145,395 (150,000)213,4053,449Total convertible and non-convertible953,0013,251,420 (614,490)3,589,93128,673